SUBSEQUENT EVENTS (Details) $ / shares in Units, shares in Millions, $ in Millions								12 Months Ended
	Jan. 28, 2021 USD ($) shares	Jan. 28, 2021 CAD ($) $ / shares shares	Jan. 12, 2021 USD ($) royalty	Oct. 28, 2019 USD ($) shares	Oct. 28, 2019 CAD ($) $ / shares shares	Mar. 19, 2019 USD ($) shares	Mar. 19, 2019 CAD ($) $ / shares shares	Dec. 31, 2020	Dec. 31, 2019 USD ($)	Feb. 12, 2021 USD ($)	Feb. 26, 2020 USD ($)	Nov. 15, 2018 USD ($)	Dec. 14, 2017 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Purchase of additional shares of associate									$ 5,000,000.0
Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity											$ 500,000,000	$ 500,000,000	$ 250,000,000
Maximum borrowing capacity											$ 500,000,000	$ 500,000,000	$ 250,000,000
INV Metals
Disclosure of non-adjusting events after reporting period [line items]
Additional associate shares acquired | shares				13.9	13.9	1.6	1.6
Additional associate shares purchased (in cad per share) | $ / shares					$ 0.40		$ 0.65
Purchase of additional shares of associate				$ 4,200,000	$ 5.6	$ 800,000	$ 1.1		$ 5,000,000.0
Proportion of ownership interest in associate				35.60%	35.60%	35.60%	35.60%	35.50%	35.60%
Classification of assets as held for sale | Royalty interests
Disclosure of non-adjusting events after reporting period [line items]
Decrease of asset through classified as held for sale			$ 47,600,000
Number of royalties included in royalty portfolio | royalty			39
Major purchases of assets | INV Metals
Disclosure of non-adjusting events after reporting period [line items]
Additional associate shares acquired | shares	4.8	4.8
Additional associate shares purchased (in cad per share) | $ / shares		$ 0.45
Purchase of additional shares of associate	$ 1,700,000	$ 2.2
Proportion of ownership interest in associate	35.50%	35.50%
Change in credit facility maturity date | Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity										$ 500,000,000
Maximum borrowing capacity										500,000,000
Change in credit facility maturity date | Credit Facility Due 2025
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity										490,000,000
Maximum borrowing capacity										$ 490,000,000